Share-Based Compensation (Details)						1 Months Ended	12 Months Ended
	Jan. 01, 2024 CNY (¥) shares	Oct. 31, 2022 shares	Jul. 29, 2022 shares	Jun. 30, 2022 shares	Dec. 31, 2021	Aug. 31, 2023 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 $ / shares	Nov. 30, 2023 CNY (¥)	May 31, 2022
Share-Based Compensation [Line Items]
Share options granted and outstanding (in Shares)							759,605	759,605	378,852	378,852
Contractual life					7 years 10 months 2 days		7 years 7 months 9 days	7 years 7 months 9 days	7 years 14 days	7 years 14 days
Obliged to pay cash | ¥	¥ 3,500,000						¥ 149,614		¥ 3,028
Shares issued (in Shares)						16,972
Compensation cost recognized | ¥							¥ 10,405,554		4,162,222
Share options (in Shares)			60,269
Share options vested (in Shares)				361,614			361,614	361,614
Recognized compensation cost									¥ 33,485,823	$ 5,141,560
Share options granted (in Shares)		19,449
Unrecognized shares | ¥							¥ 32,000,000
Weighted average period							3 years 5 months 1 day	3 years 5 months 1 day
Minimum [Member] | Awards [Member]
Share-Based Compensation [Line Items]
Awards vested, percentage									25.00%	25.00%
Maximum [Member] | Awards [Member]
Share-Based Compensation [Line Items]
Awards vested, percentage							75.00%	75.00%
Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Share options authorized (in Shares)							3,200,000
Consideration price per share (in Dollars per share) | $ / shares											$ 9.06
Share options granted and outstanding (in Shares)							1,126,334	1,126,334
Contractual life							10 years	10 years
Unrecognized shares | ¥									¥ 84,340,000
Lishang Seller [Member]
Share-Based Compensation [Line Items]
Share options issued (in Shares)							271,549	271,549
Lishang [Member]
Share-Based Compensation [Line Items]
Acquisition of equity interest, percentage													51.00%
Other Operating Income (Expense) [Member]
Share-Based Compensation [Line Items]
Recognized compensation cost							¥ 1,345,156	$ 190,067
Subsequent Event [Member]
Share-Based Compensation [Line Items]
Obliged to pay cash | ¥	¥ 3,500,000
Shares issued (in Shares)	30,984
Subsequent Event [Member] | Share Option [Member]
Share-Based Compensation [Line Items]
Shares issued (in Shares)	43,936
Forecast [Member]
Share-Based Compensation [Line Items]
Obliged to pay cash | ¥	¥ 12,400,000
IPO [Member]
Share-Based Compensation [Line Items]
Share options granted and outstanding (in Shares)							14,586	14,586
Recognized compensation cost | ¥							¥ 77,619,967
IPO [Member] | Minimum [Member]
Share-Based Compensation [Line Items]
Obliged to pay cash | ¥												¥ 3,500,000
IPO [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Obliged to pay cash | ¥												¥ 12,400,000